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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.):   [X] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CinFin Capital Management Company
Address:   6200 South Gilmore Road
           Fairfield, Ohio 45014

13F File Number: 028-5597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Steven A. Soloria
Title:   Vice President and Secretary
Phone:   (513) 870-2000

Signature, Place and Date of Signing:


/s/ Steven A. Soloria                   Fairfield, Ohio   March 23, 2007
-------------------------------------   ---------------   --------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers                  0

Form 13F Information Table Entry Total:           41

Form 13F Information Table Value Total       166,637
                                          (thousands)

List of Other Included Managers: None


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
          COLUMN 1              COLUMN 2     COLUMN 3 COLUMN 4            COLUMN 5           COLUMN 6   COLUMN 7       COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                TITLE OF               VALUE   SHRS OR PRN                  INVESTMENT    OTHER    VOTING AUTHORITY
       NAME OF ISSUER             CLASS       CUSIP   [x$1000]     AMT     SH/PRN PUT/CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCE CAPITAL MGMT HLDG
   LTD PART                 COMMON          01855A101      621      18,300 SH                  SOLE                 --  15,800 2,500
ALLTEL CORP                 COMMON          020039103   12,866     254,174 SH                  SOLE                 -- 250,374 3,800
ALTRIA GROUP INC            COMMON          02209S103      516      10,300 SH                  SOLE                 --  10,300    --
AVERY DENNISON CORP         COMMON          053611109      787      12,300 SH                  SOLE                 --  11,500   800
BB & T CORP                 COMMON          054937107      595      16,100 SH                  SOLE                 --  13,900 2,200
BROADWING                   COMMON          171871106       91      20,600 SH                  SOLE                 --  20,600    --
CHEVRON CORPORATION         COMMON          166764100    6,237      66,273 SH                  SOLE                 --  63,973 2,300
CINCINNATI FINANCIAL CORP   COMMON          172062101   31,651     727,274 SH              SHARED-OTHER             -- 727,026   248
CINERGY CORP                COMMON          172474108    1,744      45,900 SH                  SOLE                 --  45,900    --
CINTAS CORP                 COMMON          172908105      706      14,800 SH                  SOLE                 --  14,000   800
COMMERCIAL NET LEASE REALTY COMMON          202218103      315      18,300 SH                  SOLE                 --  18,300    --
CONVERGYS CORP              COMMON          212485106      277      18,000 SH                  SOLE                 --  18,000    --
DUKE ENERGY CORP            COMMON          264399106      488      24,075 SH                  SOLE                 --  24,075    --
DUKE REALTY CORP            COMMON          264411505      663      20,850 SH                  SOLE                 --  18,850 2,000
EQUITABLE RESOURCES INC     COMMON          294549100    1,094      21,150 SH                  SOLE                 --  20,150 1,000
EXXON MOBIL CORPORATION     COMMON          30231G102   28,757     647,526 SH                  SOLE                 -- 647,026   500
FIFTH THIRD BANCORP         COMMON          316773100    5,943     110,507 SH              SHARED-OTHER             -- 108,107 2,400
FIRST MERIT CORPORATION     COMMON          337915102      659      25,000 SH                  SOLE                 --  23,500 1,500
FORTUNE BRANDS INC          COMMON          349631101    2,610      34,600 SH                  SOLE                 --  34,100   500
GENERAL ELECTRIC CO         COMMON          369604103    1,499      46,265 SH              SHARED-OTHER             --  40,165 6,100
GENUINE PARTS CO            COMMON          372460105    1,232      31,050 SH                  SOLE                 --  28,150 2,900
HILLENBRAND INDUSTRIES      COMMON          431573104      919      15,200 SH                  SOLE                 --  13,800 1,400
INTEL CORP                  COMMON          458140100      476      17,232 SH                  SOLE                 --  14,216 3,016
JOHNSON & JOHNSON           COMMON          478160104    1,137      20,421 SH                  SOLE                 --  18,021 2,400
LINCOLN NATIONAL CORP       COMMON          534187109      600      12,700 SH                  SOLE                 --  11,900   800
MEDTRONIC INC               COMMON          585055106    1,011      20,750 SH                  SOLE                 --  18,750 2,000
MERCK & COMPANY             COMMON          589331107   12,468     262,484 SH                  SOLE                 -- 260,684 1,800
MICROSOFT CORP              COMMON          594918104      988      34,600 SH                  SOLE                 --  29,400 5,200
MOLEX INC CLASS A           COMMON          608554200      405      14,850 SH                  SOLE                 --  10,325 4,525
NATIONAL CITY CORPORATION   COMMON          635405103    3,446      98,440 SH                  SOLE                 --  97,940   500
PFIZER INC                  COMMON          717081103    1,180      34,408 SH                  SOLE                 --  32,308 2,100
PIEDMONT NATURAL GAS        COMMON          720186105    1,307      30,602 SH                  SOLE                 --  30,602    --
PNC FINANCIAL SERVICES
   GROUP                    COMMON          693475105    2,420      45,600 SH                  SOLE                 --  45,600    --
PROCTER & GAMBLE
   CORPORATION              COMMON          742718109   11,530     211,792 SH                  SOLE                 -- 209,392 2,400
SKY FINANCIAL GROUP INC     COMMON          83080P103      789      31,900 SH                  SOLE                 --  31,400   500
SYSCO CORP                  COMMON          871829107      966      26,925 SH                  SOLE                 --  23,625 3,300
U S BANCORP                 COMMON          902973304    8,435     306,050 SH                  SOLE                 -- 299,750 6,300
UNITED PARCEL SERVICE -
   CL B                     COMMON          911312106    1,086      14,450 SH                  SOLE                 --  11,450 3,000
WACHOVIA CORP               COMMON          929903102      605      13,600 SH                  SOLE                 --  12,500 1,100
WELLS FARGO & CO            COMMON          949746101    1,605      28,050 SH                  SOLE                 --  24,150 3,900
WYETH                       COMMON          983024100   15,912     440,050 SH                  SOLE                 -- 437,150 2,900
                                                       166,637


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